LEASES - Amounts Recognized in Profit or Loss, and the Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Leases [Abstract]
Interest on lease liability	$ 269
Variable lease payments not included in the measurement of lease liabilities	26,167
Income from sub-leasing right-of-use assets	30
Expenses relating to short-term leases	8,532
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	192
Total cash outflow from financing activities	14,673	$ 23,109
Total cash outflow from operating activities	$ 28,212	$ 8,442